Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short Term Investment [Abstract]
Beginning balance
Purchases	192,785,066	105,334,483
Redemption	(192,022,189)	(105,560,595)
Realized gain	870,200	234,421
Exchange difference	(27,195)	(8,309)
Ending balance	$ 1,605,882